SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11:-	SUBSEQUENT EVENTS

a.
On January 11, 2016 the Company appointed a new Chief Financial Officer (“CFO”). As part of his agreement, the new CFO was granted 213,458 options to purchase Ordinary shares with exercise price of $4.23 per share.

b.	On January 21, 2016, the Company’s board of directors resolved to issue 30,000 options to an employee with exercise price of $2.71 per share.

c.	On February 21, 2016, the Company’s board of directors resolved to issue 1,500 options to an employee with an exercise price of $3.00 per share.

d.
In March 2016, the Company issued 2,161,290 of its Ordinary shares in a registered direct offering at a purchase price per share of $3.10, and in a private placement warrants to purchase up to 1,080,645 Ordinary shares with an exercise price of $4.50 per share. Total gross proceeds from the transaction amounted to $6,700, or approximately $6,100 after deduction of underwriting fees and expenses. The warrants are initially exercisable six months following the issuance date and have a term of five and one-half years from the issuance date.